SHARE BASED PAYMENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, weighted average grant date fair value (in dollars per share)	$ 0		$ 25.00
Options exercised, intrinsic value	$ 7.3	$ 1.6	$ 3.7
Compensation expense not yet recognized, amount	$ 0.1
Compensation expense not yet recognized, period for recognition	4 months 24 days
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 1.1	$ 1.7	$ 0.3